State Street Letterhead

September 12, 2008

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form N-14 of Wasatch Funds, Inc.

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Wasatch Funds, Inc. (the “Company”). This Form N-14 is being filed in connection with proposed reorganizations in which (i) the Wasatch-1st Source Income Fund, a series of the Company, will acquire all of the assets of the 1st Source Monogram Income Fund, a series of The Coventry Group, in exchange for shares of the Wasatch-1st Source Income Fund and the assumption by the Wasatch-1st Source Income Fund of the liabilities of the 1st Source Monogram Income Fund, (ii) the Wasatch-1st Source Income Equity Fund, a series of the Company, will acquire all of the assets of the 1st Source Monogram Income Equity Fund, a series of The Coventry Group, in exchange for shares of the Wasatch-1st Source Income Equity Fund and the assumption by the Wasatch-1st Source Income Equity Fund of the liabilities of the 1st Source Monogram Income Equity Fund and (iii) the Wasatch-1st Source Long/Short Fund, a series of the Company, will acquire all of the assets of the 1st Source Monogram Long/Short Fund, a series of The Coventry Group, in exchange for shares of the Wasatch-1st Source Long/Short Fund and the assumption by the Wasatch-1st Source Long/Short Fund of the liabilities of the 1st Source Monogram Long/Short Fund.

The Form N-14 includes a form of opinion to be issued by Thompson Hine LLP regarding certain tax matters for this proposed reorganization. Please be advised that we will provide a final tax opinion upon the closing of the reorganization.

It is anticipated that the Company will mail the Definitive Proxy Statement/Prospectus and Notice to shareholders on or about October 10, 2008. Please call me at 617.662.3969 with any questions or comments you may have regarding the enclosed Form N-14 or if we may expedite the staff’s review in any way.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes

Attachments

cc: Russell Biles